Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

March 4, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719 on behalf of EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund, EP Emerging Markets Fund and EuroPac Gold Fund (the “Funds”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the series do not differ from that contained in Post-Effective Amendment No. 1228 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on February 28, 2024 with effective date of February 29, 2024.

If you have any questions or require further information, do not hesitate to contact Diane Drake at (626) 385-5777.

Sincerely,

/s/ Mel de Leon
Mel de Leon
Investment Managers Series Trust